Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 09, 2023
Document Effective Date	Jun. 09, 2023
Prospectus Date	Jun. 09, 2023
Adaptive Alpha Opportunities ETF | Adaptive Alpha Opportunities ETF
Prospectus:
Trading Symbol	AGOX
RH Hedged Multi-Asset Income ETF | RH Hedged Multi-Asset Income ETF
Prospectus:
Trading Symbol	AMAX
RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus:
Trading Symbol	RHTX
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus:
Trading Symbol	RHRX